Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
Accounts receivable	$97,467	$86,384
Allowance for credit losses	(21,862)	(26,617)
Accounts receivable, net	$75,605	$59,767

Schedule of Allowance of Credit Losses

The movement of allowance for credit losses for the years ended December 31, 2023, 2024 and 2025 were as following:

	For the years ended December 31,
	2023	2024	2025
Balance at the beginning of the year	$25,348	$21,144	$21,862
Additions	-	1,314	3,695
Reversals	(4,112)	-	-
Foreign currency translation	(92)	(596)	1,060
Balance at the end of the year	$21,144	$21,862	$26,617